Risk management and financial instruments (Details) (USD $)	9 Months Ended
	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012
Derivative [Line Items]
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding - assets	$ 30,700,000
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding - liabilities				5,900,000
Gain recognized	23,100,000
Loss recognized			12,700,000
Outstanding principal	1,126,300,000			1,128,000,000
Receive rate, variable rate basis	LIBOR
Retained Risk [Abstract]
Maximum risk of loss from insurance deductibles per occurrence	5,000,000
Self-insured retention period	60 days
Maximum claim per event for protection and indemnity insurance	500,000
Contract Revenues [Member] | Customer Concentration Risk [Member] | Exxon [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)	25.00%		43.00%
Contract Revenues [Member] | Customer Concentration Risk [Member] | Total S.A. [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)	32.00%		39.00%
Contract Revenues [Member] | Customer Concentration Risk [Member] | Chevron Corporation [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)	16.00%		16.00%
Contract Revenues [Member] | Customer Concentration Risk [Member] | British Petroleum [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)	27.00%		2.00%
West Aquarius [Member]
Retained Risk [Abstract]
Maximum claim per event for drilling rigs	500,000,000
West Vencedor [Member]
Retained Risk [Abstract]
Maximum claim per event for drilling rigs	250,000,000
West Capricorn [Member]
Retained Risk [Abstract]
Maximum claim per event for drilling rigs	500,000,000
West Capella [Member]
Retained Risk [Abstract]
Maximum claim per event for drilling rigs	500,000,000
Tender Rig T15 [Member]
Retained Risk [Abstract]
Maximum claim per event for drilling rigs	250,000,000
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments - Interest rate swap contracts - Assets	30,700,000
Derivative instruments - Interest rate swap contracts - Liabilities				5,900,000
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments - Interest rate swap contracts - Assets	0
Derivative instruments - Interest rate swap contracts - Liabilities				0
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments - Interest rate swap contracts - Assets	30,700,000
Derivative instruments - Interest rate swap contracts - Liabilities				5,900,000
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments - Interest rate swap contracts - Assets	0
Derivative instruments - Interest rate swap contracts - Liabilities				0
Fair value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	71,800,000			19,500,000
Revolving credit facility	75,900,000			0
Current portion of long term debt to related party	545,100,000			235,600,000
Long-term portion of interest bearing debt to related party	671,800,000			1,057,100,000
Carrying value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	71,800,000			19,500,000
Revolving credit facility	75,900,000			0
Current portion of long term debt to related party	545,100,000			235,600,000
Long-term portion of interest bearing debt to related party	671,800,000			1,057,100,000
Minimum [Member]
Retained Risk [Abstract]
Compensation period	210 days
Maximum [Member]
Retained Risk [Abstract]
Compensation period	290 days
Interest Rate Swap [Member] | Swap 1 [Member]
Derivative [Line Items]
Outstanding principal	254,600,000	[1]
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	1.11%
Length of contract, inception date	Oct. 31, 2012
Length of contract, maturity date	Dec. 31, 2019
Interest Rate Swap [Member] | Swap 2 [Member]
Derivative [Line Items]
Outstanding principal	254,600,000	[1]
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	1.38%
Length of contract, inception date	Oct. 31, 2012
Length of contract, maturity date	Dec. 31, 2022
Interest Rate Swap [Member] | Swap 3 [Member]
Derivative [Line Items]
Outstanding principal	100,000,000
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	1.36%
Length of contract, inception date	Oct. 31, 2012
Length of contract, maturity date	Dec. 31, 2019
Interest Rate Swap [Member] | Swap 4 [Member]
Derivative [Line Items]
Outstanding principal	221,600,000	[1]
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	0.74%
Length of contract, inception date	Nov. 30, 2012
Length of contract, maturity date	Nov. 30, 2017
Interest Rate Swap [Member] | Swap 5 [Member]
Derivative [Line Items]
Outstanding principal	200,000,000
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	1.36%
Length of contract, inception date	Oct. 31, 2012
Length of contract, maturity date	Oct. 31, 2019
Interest Rate Swap [Member] | Swap 6 [Member]
Derivative [Line Items]
Outstanding principal	$ 95,500,000	[1]
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	1.11%
Length of contract, inception date	May 31, 2013
Length of contract, maturity date	Jun. 30, 2020

[1]	The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans